UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2008
                                                     ---------------------------

Check here if Amendment [ ];    Amendment Number:_______

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NW  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                  Brian Simmons
                           -----------------------------------------------------
      Title:                 Chief Compliance Officer
                           -----------------------------------------------------
      Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/Brian Simmons                 Atlanta, Georgia                11/12/08
---------------------------     -------------------------------    -------------
        [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                 ------------------

Form 13F Information Table Entry Total:                 129
                                                 ------------------

Form 13F Information Table Value Total:          $    228,443
                                                  -----------------
                                                    (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE

------------------------------- --------------  ---------  ---------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                   VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS         CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- --------------  ---------  ---------- --------- ----- ---- ---------- -------- -------- ------ -----
ASBURY AUTOMOTIVE GROUP INC       COM             2855855    1,256     109,000   SH         SOLE                1,256
AMERICAN CAP LTD                  COM             2101990    1,630      63,900   SH         SOLE                1,630
ACE LTD                           COM             B3BQMF6    1,413      26,100   SH         SOLE                1,413
AMERICREDIT CORP                  COM             2926104    1,571     155,100   SH         SOLE                1,571
AMERICAN EAGLE OUTFITTERS NEW     COM             2048592    1,455      95,400   SH         SOLE                1,455
ASSURED GUARANTY LTD              COM             B00V7H8    1,449      89,100   SH         SOLE                1,449
ASPEN INSURANCE HOLDINGS LTD      COM             2172372    1,386      50,400   SH         SOLE                1,386
AUTOLIV INC                       COM             2064253    3,338      98,900   SH         SOLE                3,338
AMERICAN GREETINGS CORP           COM             2026866    1,321      86,400   SH         SOLE                1,321
AMKOR TECHNOLOGY INC              COM             2242929    1,070     168,000   SH         SOLE                1,070
AMERIPRISE FINL INC               COM             B0J7D57    1,169      30,600   SH         SOLE                1,169
AUTONATION INC                    COM             2732635    1,291     114,900   SH         SOLE                1,291
Abercrombie & Fitch Co.           COM           002896207    1,290      32,700   SH         SOLE                1,290
APACHE CORP                       COM             2043962    1,616      15,500   SH         SOLE                1,616
ASSOCIATED BANC CORP              COM             2055718    1,586      79,500   SH         SOLE                1,586
ASHLAND INC NEW                   COM             B0BVFJ5      974      33,300   SH         SOLE                  974
ALLEGHENY TECHNOLOGIES INC        COM             2526117    1,209      40,900   SH         SOLE                1,209
ALLIED WRLD ASSUR COM HLDG LTD    COM             B18S7H8    1,236      34,800   SH         SOLE                1,236
AXIS CAPITAL HOLDINGS             COM             2677606    1,284      40,500   SH         SOLE                1,284
BANK OF AMERICA CORPORATION       COM             2295677    2,573      73,500   SH         SOLE                2,573
BARNES & NOBLE INC                COM             2081144    3,917     150,200   SH         SOLE                3,917
BERRY PETE CO                     COM             2094227    1,886      48,700   SH         SOLE                1,886
BIOVAIL CORP                      COM             2096416    3,611     369,600   SH         SOLE                3,611
BROWN SHOE INC NEW                COM             2146924    1,297      79,200   SH         SOLE                1,297
CASTLE A M & CO                   COM             2179652    1,140      66,000   SH         SOLE                1,140
CBS CORP NEW                      COM             B0SRLH6    3,337     228,900   SH         SOLE                3,337
BRIGHTPOINT INC                   COM             2963684    1,194     165,900   SH         SOLE                1,194
CHARLOTTE RUSSE HLDG INC          COM             2504511    1,169     114,000   SH         SOLE                1,169
Comerica Inc                      COM             2212870    2,230      68,000   SH         SOLE                2,230
CNA FINL CORP                     COM             2204866    1,362      51,900   SH         SOLE                1,362
COLONIAL BANCGROUP INC            COM             2205041    2,515     320,000   SH         SOLE                2,515
Capital One Financial Corporatio  COM           14040H105    1,637      32,100   SH         SOLE                1,637
COGO GROUP INC                    COM             B05LCR8    1,449     275,000   SH         SOLE                1,449
CONOCOPHILLIPS                    COM             2685717    4,175      57,000   SH         SOLE                4,175
CARPENTER TECHNOLOGY CORP         COM             2177504    2,924     114,000   SH         SOLE                2,924
COMPUTER SCIENCES CORP            COM             2215200    1,133      28,200   SH         SOLE                1,133
CENTURYTEL INC                    COM             2185046    1,297      35,400   SH         SOLE                1,297
CHEVRON CORP NEW                  COM             2838555    1,262      15,300   SH         SOLE                1,262
Discovery Financial Service       COM             B1YLC43    3,329     240,900   SH         SOLE                3,329
DR HORTON INC                     COM             2250687    3,830     294,200   SH         SOLE                3,830
DELUXE CORP                       COM             2260363    1,191      82,800   SH         SOLE                1,191
DIAMONDROCK HOSPITALITY CO        COM             B090B96    1,379     151,500   SH         SOLE                1,379
ENDURANCE SPECIALTY HLDGS LTD     COM             2353014    1,271      41,100   SH         SOLE                1,271
FREEPORT-MCMORAN COPPER & GOLD    COM             2352118      836      14,700   SH         SOLE                  836
COMFORT SYS USA INC               COM             2036047    1,242      93,000   SH         SOLE                1,242
FLEXTRONICS INTL LTD              COM             2353058    1,381     195,000   SH         SOLE                1,381
GANNETT INC                       COM             2360304    3,671     217,100   SH         SOLE                3,671
Global Industries, Ltd.           COM             2374156    1,459     210,200   SH         SOLE                1,459
Huntington Bancshares Ince        COM             2445966    4,274     534,900   SH         SOLE                4,274
HARTE-HANKS INC                   COM             2410812    2,217     213,812   SH         SOLE                2,217
HARTFORD FINANCIAL SVCS GRP       COM           416515104    2,541      62,000   SH         SOLE                2,541
HNI CORP                          COM             2435246    4,409     174,000   SH         SOLE                4,409
HOSPITALITY PPTYS TR              COM             2438966    1,244      60,600   SH         SOLE                1,244
HORIZON LINES INC CL A            COM           44044K101    1,084     109,800   SH         SOLE                1,084
HERTZ GLOBAL HOLDINGS INC         COM             B1HHJP8    1,156     152,700   SH         SOLE                1,156
IMATION CORP                      COM             2475491    3,937     174,300   SH         SOLE                3,937
INTL PAPER CO                     COM             2465254    3,636     138,900   SH         SOLE                3,636
JAKKS PAC INC                     COM             2478854    1,450      58,200   SH         SOLE                1,450
J. C. Penney Company, Inc.        COM             2680303    1,190      35,700   SH         SOLE                1,190
JONES LANG LASALLE INC            COM             2040640    1,213      27,900   SH         SOLE                1,213
KAISER ALUMINUM CORP              COM             B15CJ33    1,095      25,500   SH         SOLE                1,095
KB HOME                           COM             2485070    3,940     200,200   SH         SOLE                3,940
KING PHARMACEUTICALS INC          COM             2259468    1,066     111,300   SH         SOLE                1,066
LENNAR CORP-CL A                  COM             2511920    4,774     314,300   SH         SOLE                4,774
MACYS INC                         COM             2345022    1,224      68,100   SH         SOLE                1,224
MANPOWER INC                      COM           56418H100    1,178      27,300   SH         SOLE                1,178
MCG CAPITAL CORP                  COM             2823391      659     251,433   SH         SOLE                  659
MEREDITH CORP                     COM             2578516    3,788     135,100   SH         SOLE                3,788
MARINER ENERGY INC                COM             B0Z10R4      916      44,700   SH         SOLE                  916
MAGNA INTL INC                    COM             2554549    2,176      42,500   SH         SOLE                2,176
MARSHALL & ILSLEY CORP            COM             B28V183    2,325     115,400   SH         SOLE                2,325
MUELLER INDS INC                  COM             2609717    1,132      49,200   SH         SOLE                1,132
MONTPELIER RE HOLDINGS LTD        COM             2956888    2,448     148,300   SH         SOLE                2,448
MERCK & CO INC                    COM             2578312    2,926      92,700   SH         SOLE                2,926
MARATHON OIL CORP                 COM           565849106    1,575      39,500   SH         SOLE                1,575
ARCELORMITTAL SA LUXEMBOURG       COM             B295F26      859      17,400   SH         SOLE                  859
Manitowoc Company, I nc.          COM           563571108      854      54,900   SH         SOLE                  854
Murphy Oil Corp                   COM           626717102    1,180      18,400   SH         SOLE                1,180
MENS WEARHOUSE INC                COM             2576327    1,389      65,400   SH         SOLE                1,389
NATIONAL FINANACIAL PARTNERS      COM             2772921    1,062      70,800   SH         SOLE                1,062
INSIGHT ENTERPRISES INC           COM             2475060    1,098      81,900   SH         SOLE                1,098
NUCOR CORP                        COM             2651086    1,031      26,100   SH         SOLE                1,031
NOVATEL WIRELESS INC              COM             2051608    1,327     219,000   SH         SOLE                1,327
News Corp- Class B                COM             B03DLY6    2,087     171,800   SH         SOLE                2,087
OFFICE DEPOT INC                  COM             2655981    1,149     197,400   SH         SOLE                1,149
OMNIVISION TECHNOLOGIES INC       COM             2611314    1,280     112,200   SH         SOLE                1,280
OCCIDENTAL PETE CORP DEL          COM             2655408    1,141      16,200   SH         SOLE                1,141
PERINI CORP                       COM             2681760    1,315      51,000   SH         SOLE                1,315
SOUTHERN COPPER CORP              COM             2823777    4,007     210,000   SH         SOLE                4,007
Pfizer Inc.                       COM           717081103    1,671      90,600   SH         SOLE                1,671
PULTE HOMES INC                   COM             2708841    3,723     266,500   SH         SOLE                3,723
PARTNERRE LTD                     COM             2671932    1,307      19,200   SH         SOLE                1,307
Patterson-UTI Energy , Inc.       COM           703481101      961      48,000   SH         SOLE                  961
QWEST COMMUNICATIONS INTL INC     COM             2034494    1,163     360,000   SH         SOLE                1,163
RENT A CTR INC NEW                COM             2733092    1,317      59,100   SH         SOLE                1,317
ROWAN COMPANIES INC               COM           779382100    1,081      35,400   SH         SOLE                1,081
REPUBLIC AWYS HLDGS INC           COM             2858348    1,626     159,600   SH         SOLE                1,626
ROSETTA RESOURCES INC             COM             B0YV6N3    1,069      58,200   SH         SOLE                1,069
RELIANCE STEEL & ALUMINUM         COM           759509102      888      23,400   SH         SOLE                  888
RTI INTL METALS INC               COM             2296993      810      41,400   SH         SOLE                  810
RYLAND GROUP INC                  COM             2761101    1,429      53,900   SH         SOLE                1,429
SCHOLASTIC CORP                   COM             2779234    3,762     146,500   SH         SOLE                3,762
STEELCASE INC                     COM             2150420    1,387     129,000   SH         SOLE                1,387
SWIFT ENERGY CO                   COM             2867430    1,687      43,600   SH         SOLE                1,687
STONE ENERGY CORP                 COM             2850281    3,670      86,700   SH         SOLE                3,670
SkyWest, Inc.                     COM             2814210    1,280      80,100   SH         SOLE                1,280
SCRIPPS E W CO OHIO               COM             2862532    1,338     189,300   SH         SOLE                1,338
SUNTRUST BKS INC                  COM             2860990    2,299      51,100   SH         SOLE                2,299
SEAGATE TECHNOLOGY                COM           G7945J104    1,365     112,600   SH         SOLE                1,365
AT&T INC                          COM             2831811    1,206      43,200   SH         SOLE                1,206
TIDEWATER INC                     COM             2891859    1,279      23,100   SH         SOLE                1,279
TENNECO INC                       COM             2512600      963      90,600   SH         SOLE                  963
THOR INDUSTRIES INC               COM             2889876    2,325      93,664   SH         SOLE                2,325
Technitrol, Inc.                  COM             2880200    1,304      88,200   SH         SOLE                1,304
Tempur-Pedic Interna tional Inc.  COM           88023U101    1,510     128,400   SH         SOLE                1,510
TRW AUTOMOTIVE HLDGS CORP         COM             2340801    1,122      70,500   SH         SOLE                1,122
TESORO CORP                       COM             2884569    1,817     110,200   SH         SOLE                1,817
TWEEN BRANDS INC                  COM             2441340    1,254     128,100   SH         SOLE                1,254
Unit Corporation                  COM           909218109      986      19,800   SH         SOLE                  986
UNITED ONLINE INC                 COM             2801126    1,157     123,000   SH         SOLE                1,157
VALERO ENERGY CORP NEW            COM             2041364    2,424      80,000   SH         SOLE                2,424
VISHAY INTERTECHNOLOGY INC        COM             2930149    1,005     151,800   SH         SOLE                1,005
VERIZON COMMUNICATIONS INC        COM             2090571    1,223      38,100   SH         SOLE                1,223
WELLCARE HEALTH PLANS INC         COM             B01R258    1,156      32,100   SH         SOLE                1,156
Western Digital Corporation       COM             2954699    1,004      47,100   SH         SOLE                1,004
WHIRLPOOL CORP                    COM             2960384    1,308      16,500   SH         SOLE                1,308
W&T Offshore, Inc.                COM           92922P106      982      36,000   SH         SOLE                  982
CIMAREX ENERGY CO                 COM             2987521    1,218      24,900   SH         SOLE                1,218
ZIONS BANCORPORATION              COM             2989828    2,767      71,500   SH         SOLE                2,767